Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2026	$ 441,379
2027	433,542
2028	319,279
Total lease payments	1,194,200
Less: imputed interest	(60,127)
Total lease liabilities	$ 1,134,073	$ 33,414